Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of compensation of key management and Board of Directors

	Executive Management			Board of Directors			Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Short term benefits	1,002,707	1,576,864	1,554,850	200,421	280,762	325,493	1,203,128	1,857,626	1,880,343
Post-employee benefits years	55,278	94,839	88,838	—	—	—	55,278	94,839	88,838
Share-based payment charge	204,224	190,659	217,981	60,657	72,647	103,380	264,881	263,306	321,361
Total	1,262,209	1,862,362	1,861,669	261,078	353,409	428,873	1,523,287	2,215,771	2,290,542